Capital Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 18, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Common stock, shares authorized		200,000,000		200,000,000
Common stock, par or stated value per share		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		20,000,000	20,000,000	20,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		33,917,697	37,867,697	23,279,197
Capital stock issued, outstanding percentage		10.00%
Purchase of stock options, value		$ 13
Preferred stock, shares outstanding		0	0	0
Mayer And Associates LLC [Member] | Purchase Agreements [Member]
Common stock, par or stated value per share	$ 0.0001
Purchase of stock options	1,600,000
Share Price	$ 160.00
Mayer And Associates LLC [Member] | Purchase Agreements [Member] | Equity Option [Member]
Purchase of stock options, value	$ 13,840
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	18,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	Mayer’s option to purchase the option shares shall expire on November 18, 2023. Mayer’s right to acquire any of the option shares is subject to limitation so that no time may Mayer beneficially on more than 4.99% (or 9.99% under certain circumstances) of the total issued and outstanding shares of Company’s common stock.
Mayer And Associates LLC [Member] | Purchase Agreements [Member] | Equity Option [Member] | Maximum [Member]
Purchase of stock options	138,400,000
Share Price	$ 0.05833
Mayer And Associates LLC [Member] | Purchase Agreements [Member] | Equity Option [Member] | Minimum [Member]
Share Price	$ 0.0001
Previously Reported [Member]
Common stock, shares outstanding		33,917,697